SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Nov. 30, 2023 share $ / shares	Nov. 30, 2022 share	Nov. 30, 2021 share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Numbers of options outstanding	3,575,000	4,025,000	4,225,000
Numbers of options exercisable	3,482,917
Weighted average remaining contractual life (year)	3 years 3 months 3 days
Weighted average exercise price | $ / shares	$ 0.06
November 28, 2024 [Member] | Exercise Price 0.50 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.5
Numbers of options outstanding	125,000
Numbers of options exercisable	125,000
Weighted average remaining contractual life (year)	10 days
Weighted average exercise price | $ / shares	$ 0.02
August 18, 2026 [Member] | Exercise Price 0.05 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.05
Numbers of options outstanding	2,450,000
Numbers of options exercisable	2,357,917
Weighted average remaining contractual life (year)	1 year 10 months 9 days
Weighted average exercise price | $ / shares	$ 0.03
October 19, 2028 [Member] | Exercise Price 0.05 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.05
Numbers of options outstanding	1,000,000
Numbers of options exercisable	1,000,000
Weighted average remaining contractual life (year)	1 year 4 months 13 days
Weighted average exercise price | $ / shares	$ 0.01